Quarterly Holdings Report
for
Fidelity Advisor® Energy Fund
October 31, 2024
ANR-NPRT1-1224
1.809101.121
Common Stocks - 98.8%
	Shares	Value ($)
CANADA - 13.2%
Energy - 13.2%
Oil, Gas & Consumable Fuels - 13.2%
Canadian Natural Resources Ltd (a)	1,647,200	56,016,749
Cenovus Energy Inc	3,986,400	64,104,209
Imperial Oil Ltd	233,100	17,394,398
Suncor Energy Inc (a)	444,200	16,768,163

TOTAL CANADA		154,283,519
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA (b)	100,900	1,651,797
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Odfjell Drilling Ltd	664,656	3,069,446
UNITED ARAB EMIRATES - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Shelf Drilling Ltd (a)(b)(c)(d)	513,728	704,729
UNITED KINGDOM - 3.4%
Energy - 3.4%
Energy Equipment & Services - 3.4%
Subsea 7 SA	68,800	1,052,621
TechnipFMC PLC	1,439,800	38,428,262

TOTAL UNITED KINGDOM		39,480,883
UNITED STATES - 81.8%
Energy - 78.5%
Energy Equipment & Services - 11.4%
Halliburton Co	339,100	9,406,634
Liberty Energy Inc Class A	331,800	5,663,826
National Energy Services Reunited Corp (b)	2,360,571	21,717,253
Noble Corp PLC	157,200	5,027,256
Oceaneering International Inc (b)	316,700	7,727,480
Schlumberger NV	1,433,218	57,429,045
Tidewater Inc (b)	34,900	2,096,443
Valaris Ltd (b)	470,700	23,817,420
		132,885,357
Oil, Gas & Consumable Fuels - 67.1%
Antero Resources Corp (b)	573,900	14,852,532
Cheniere Energy Inc	295,100	56,476,238
Chevron Corp	411,008	61,166,211
Chord Energy Corp	46,330	5,795,883
ConocoPhillips	340,450	37,292,893
Diamondback Energy Inc	215,100	38,023,227
Energy Transfer LP	2,517,500	41,488,400
EOG Resources Inc	46,286	5,645,041
Exxon Mobil Corp	2,472,571	288,746,841
Hess Corp	231,100	31,078,328
Marathon Petroleum Corp	342,278	49,791,181
Northern Oil & Gas Inc	60,030	2,176,087
Occidental Petroleum Corp	807,500	40,463,825
Occidental Petroleum Corp warrants 8/3/2027 (b)	29,615	842,547
Ovintiv Inc	587,200	23,018,240
Permian Resources Corp Class A	438,200	5,972,666
Phillips 66	99,518	12,123,283
Range Resources Corp	470,100	14,117,103
SM Energy Co	99,400	4,171,818
Targa Resources Corp	45,800	7,646,768
Valero Energy Corp	307,200	39,862,272
		780,751,384
Industrials - 0.8%
Machinery - 0.8%
Chart Industries Inc (a)(b)	80,700	9,742,104
Utilities - 2.5%
Independent Power and Renewable Electricity Producers - 2.5%
Vistra Corp	235,100	29,378,096
TOTAL UNITED STATES		952,756,941
TOTAL COMMON STOCKS (Cost $728,088,317)		1,151,947,315

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $11,359,179)	4.87	11,358,043	11,359,179

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $739,447,496)	1,163,306,494
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,086,428
NET ASSETS - 100.0%	1,165,392,922

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $704,729 or 0.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $704,729 or 0.0% of net assets.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	3,329,635	23,467,605	26,797,240	17,331	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	18,242,180	150,511,082	157,394,083	18,102	-	-	11,359,179	0.0%
Total	21,571,815	173,978,687	184,191,323	35,433	-	-	11,359,179

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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